Statement of Changes in Stockholders Equity (Deficit) (Unaudited) - USD ($)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Share To Be Issued [Member]	Retained Earnings (Accumulated Deficit) [Member]	Accumulated other comprehensive loss
Balance, shares at Mar. 28, 2019		300,000,000
Stock issued during the year, shares		222,000
Stock issued during the year, amount	$ 222,020		$ 222,020
Stock to be issued	5,000,000			$ 5,000,000
Net loss for the period	(417,407)				$ (417,407)
Balance, shares at Dec. 31, 2019		300,222,000
Balance, amount at Dec. 31, 2019	4,804,613	$ 0	5,222,020	5,000,000	(417,407)	$ 0
Net loss for the period	566,233	$ 0	0		566,233	0
Stock issued during the period, shares		4,999,998
Stock issued during the period, amount	78,000		78,000		0	0
Foreign currency translation adjustment	(60,619)	$ 0	0		0	(60,619)
Balance, shares at Jun. 30, 2020		305,221,998
Balance, amount at Jun. 30, 2020	5,388,227	$ 0	5,300,020		148,826	(60,619)
Balance, shares at Dec. 31, 2019		300,222,000
Balance, amount at Dec. 31, 2019	4,804,613	$ 0	5,222,020	5,000,000	(417,407)	0
Net loss for the period	$ 2,675,037
Stock issued during the period, shares	305,451,498
Balance, shares at Dec. 31, 2020		305,451,498
Balance, amount at Dec. 31, 2020	$ 8,893,885	$ 0	6,057,520		2,257,630	578,735
Balance, shares at Mar. 31, 2020		305,221,998
Balance, amount at Mar. 31, 2020	4,825,092	$ 0	5,300,020		(417,868)	(57,060)
Net loss for the period	570,253				566,694	0
Foreign currency translation adjustment	(3,559)		0			(3,559)
Balance, shares at Jun. 30, 2020		305,221,998
Balance, amount at Jun. 30, 2020	5,388,227	$ 0	5,300,020		148,826	(60,619)
Balance, shares at Mar. 31, 2020		305,221,998
Balance, amount at Mar. 31, 2020	4,825,092	$ 0	5,300,020		(417,868)	(57,060)
Net loss for the period	2,675,037				2,675,037
Stock issued during the period, shares		5,229,498
Stock issued during the period, amount	835,500		5,835,500	$ (5,000,000)
Foreign currency translation adjustment	578,735					578,735
Balance, shares at Dec. 31, 2020		305,451,498
Balance, amount at Dec. 31, 2020	8,893,885	$ 0	6,057,520		2,257,630	578,735
Net loss for the period	$ 2,494,114	0	0		2,494,114	0
Stock issued during the period, shares	305,451,498
Foreign currency translation adjustment	$ 120,165	$ 0	0		0	120,165
Balance, shares at Jun. 30, 2021		305,451,498
Balance, amount at Jun. 30, 2021	11,508,164	$ 0	6,057,520		4,751,744	698,900
Balance, shares at Mar. 31, 2021		305,451,498
Balance, amount at Mar. 31, 2021	9,494,036	$ 0	6,057,520		2,909,714	526,802
Net loss for the period	1,842,030				1,842,030	0
Foreign currency translation adjustment	172,098		0			172,098
Balance, shares at Jun. 30, 2021		305,451,498
Balance, amount at Jun. 30, 2021	$ 11,508,164	$ 0	$ 6,057,520		$ 4,751,744	$ 698,900